Income tax expense - Taxation on the Group's loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of tax rates
Loss before income tax	¥ (94,173)	¥ (681,314)	¥ (259,492)
Calculated at a taxation rate of 25%	(23,543)	(170,329)	(64,873)
Expenses not tax deductible	7,223	42,450	42,824
Income not subject to tax			(1,165)
Utilisation of previously unrecognised tax losses			(428)
Recognition of previously unrecognised temporary difference			(520)
Tax losses not recognized	5,531	117,454	13,034
Difference in overseas tax rates	(400)	(304)	351
Over-provision in respect of prior years	(6,878)	(1,069)	(1,810)
Income tax credit	¥ (18,067)	¥ (11,798)	¥ (12,587)
Applicable tax rate	25.00%	25.00%	25.00%